Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net earnings		$ 754,885	$ 507,804
Items that will not be reclassified to net earnings
(Loss) gain on LTIs	[1]	(14,000)	25,856
Income tax recovery (expense) related to LTIs	[1]	(2,314)	(1,866)
Total other comprehensive (loss) income	[2]	(16,314)	23,990
Total comprehensive income		$ 738,571	$ 531,794

[1]	LTIs = long-term investments – common shares held.
[2]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.